Note D - Loans and Allowance for Loan Losses - Risk Category of Commercial Loans by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans receivable	$ 777,052	$ 769,319
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	216,360	213,446
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans receivable	61,694	73,573
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans receivable	117,188	101,571
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans receivable	37,478	38,302
Commercial and Industrial Portfolio Segment [Member]
Loans receivable	113,243	107,089
Commercial Portfolio Segment [Member]
Loans receivable	329,603	320,535
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans receivable	50,474	64,993
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans receivable	115,170	93,197
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans receivable	37,321	37,735
Pass [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans receivable	92,417	91,097
Pass [Member] | Commercial Portfolio Segment [Member]
Loans receivable	295,382	287,022
Criticized [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans receivable	7,724	934
Criticized [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans receivable		3,776
Criticized [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans receivable		156
Criticized [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans receivable	6,536	6,058
Criticized [Member] | Commercial Portfolio Segment [Member]
Loans receivable	14,260	10,924
Classified [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans receivable	3,496	7,646
Classified [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans receivable	2,018	4,598
Classified [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans receivable	157	411
Classified [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans receivable	14,290	9,934
Classified [Member] | Commercial Portfolio Segment [Member]
Loans receivable	$ 19,961	$ 22,589